Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 383	$ 305
Additions based on tax positions related to the current year	95	72
Additions for tax positions of prior years	171	117
Reductions for tax positions of prior years	(73)	(81)
Reductions for tax positions as a result of lapse of statute	(12)	(4)
Settlements	(9)	(26)
Balance, end of year	$ 555	$ 383